Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.5%)
Communication Services (1.7%)
	Omnicom Group Inc.	774,800	70,026
	Warner Music Group Corp. Class A	1,324,900	48,346
			118,372
Consumer Discretionary (14.5%)
	Gildan Activewear Inc.	3,335,102	110,092
*	M/I Homes Inc.	587,900	74,910
*	Helen of Troy Ltd.	635,650	72,782
	Lear Corp.	545,377	72,481
	Magna International Inc.	1,210,425	68,813
*	Taylor Morrison Home Corp.	1,298,843	67,722
	Gentex Corp.	1,648,614	54,619
	American Eagle Outfitters Inc.	2,655,460	52,631
*	CarMax Inc.	733,720	52,226
	PVH Corp.	432,574	52,021
	Gap Inc.	2,412,530	45,090
	Hasbro Inc.	874,916	42,827
*	Mohawk Industries Inc.	368,505	38,417
	LKQ Corp.	782,450	36,517
	Advance Auto Parts Inc.	538,311	35,986
	Newell Brands Inc.	4,134,510	34,399
*	Skechers USA Inc. Class A	458,704	28,641
	Whirlpool Corp.	230,600	25,255
*	Hanesbrands Inc.	3,842,600	17,292
			982,721
Consumer Staples (1.7%)
	Tyson Foods Inc. Class A	870,421	47,664
	Spectrum Brands Holdings Inc.	381,651	30,006
	Ingredion Inc.	265,800	28,592
	Dollar General Corp.	71,464	9,438
			115,700
Energy (3.0%)
	NOV Inc.	2,896,767	56,516
	Williams Cos. Inc.	1,222,334	42,366
	Civitas Resources Inc.	606,011	39,276
	Golar LNG Ltd.	1,499,500	32,704
	Chord Energy Corp.	200,000	30,752
			201,614
Financials (26.2%)
	Fidelity National Financial Inc.	2,334,766	116,808
	Globe Life Inc.	889,563	109,256
	Unum Group	1,965,148	94,995

		Shares	Market Value ($000)
	CNO Financial Group Inc.	2,781,935	75,613
	Jefferies Financial Group Inc.	1,741,278	70,975
	RenaissanceRe Holdings Ltd.	298,300	68,260
	Voya Financial Inc.	921,202	66,667
	State Street Corp.	901,070	66,562
	Equitable Holdings Inc.	1,915,414	62,615
	Brookfield Asset Management Ltd. Class A	1,481,530	59,543
*	Markel Group Inc.	37,720	56,483
	Essent Group Ltd.	1,008,560	55,632
	CNA Financial Corp.	1,170,889	51,601
*	Genworth Financial Inc. Class A	8,327,700	51,382
	Global Payments Inc.	384,980	51,291
	Corebridge Financial Inc.	2,091,896	50,561
	Discover Financial Services	464,259	48,989
	Reinsurance Group of America Inc.	252,418	43,893
	Radian Group Inc.	1,458,000	42,253
	Ally Financial Inc.	1,080,000	39,614
	M&T Bank Corp.	285,700	39,455
	Fifth Third Bancorp	1,122,424	38,432
	Axis Capital Holdings Ltd.	627,621	37,356
	Loews Corp.	496,400	36,168
	Regions Financial Corp.	1,899,145	35,457
	Jackson Financial Inc. Class A	698,800	34,989
	Glacier Bancorp Inc.	871,781	33,703
	Webster Financial Corp.	679,063	33,600
	Navient Corp.	1,894,083	32,616
	PNC Financial Services Group Inc.	199,200	30,121
	Capital One Financial Corp.	218,647	29,587
	MGIC Investment Corp.	1,432,099	28,413
	MetLife Inc.	385,173	26,700
	KeyCorp.	1,492,763	21,690
	Comerica Inc.	370,173	19,464
	Allstate Corp.	73,735	11,447
			1,772,191
Health Care (8.0%)
	Baxter International Inc.	2,980,410	115,312
[1]	Fresenius Medical Care AG & Co. KGaA ADR	3,285,843	63,417
	Teleflex Inc.	245,080	59,513
	Universal Health Services Inc. Class B	336,557	53,448
*	Henry Schein Inc.	705,221	52,779
	DENTSPLY SIRONA Inc.	1,508,530	52,421
	Laboratory Corp. of America Holdings	231,290	51,416
*	Integra LifeSciences Holdings Corp.	1,225,682	49,211
	Perrigo Co. plc	1,272,941	40,836
			538,353
Industrials (16.9%)
*	AerCap Holdings NV	3,055,451	233,925
	Acuity Brands Inc.	358,031	85,269
	Woodward Inc.	467,385	64,392
	RB Global Inc. (XTSE)	839,039	53,673
	Armstrong World Industries Inc.	538,250	53,400
*	JELD-WEN Holding Inc.	2,664,409	49,558
	BWX Technologies Inc.	602,775	49,114
	Ashtead Group plc ADR	180,500	48,275
	SS&C Technologies Holdings Inc.	790,883	48,260
	Stanley Black & Decker Inc.	487,850	45,516
	MSC Industrial Direct Co. Inc. Class A	457,552	45,151

		Shares	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	310,808	40,893
	Esab Corp.	461,310	39,668
	Leidos Holdings Inc.	328,103	36,246
	Concentrix Corp.	401,354	35,668
*	Gates Industrial Corp. plc	2,467,760	31,785
	AMETEK Inc.	191,240	30,990
	Fortune Brands Innovations Inc.	335,714	26,048
*	JetBlue Airways Corp.	4,790,529	25,438
	Robert Half Inc.	300,404	23,894
	Genpact Ltd.	505,149	18,135
	MDU Resources Group Inc.	781,863	15,254
	Textainer Group Holdings Ltd.	279,360	13,870
*	MasTec Inc.	201,768	13,250
*	Masterbrand Inc.	572,191	8,051
*	Air France KLM ADR	4,102,756	5,416
			1,141,139
Information Technology (8.9%)
	TE Connectivity Ltd.	818,859	116,434
	Open Text Corp.	1,866,164	81,383
*	Arrow Electronics Inc.	707,186	78,604
	Cognizant Technology Solutions Corp. Class A	1,002,275	77,295
	Avnet Inc.	1,564,918	70,891
	Micron Technology Inc.	521,049	44,680
	MKS Instruments Inc.	406,760	43,300
	Amdocs Ltd.	410,000	37,589
	Skyworks Solutions Inc.	343,476	35,879
*	Celestica Inc.	457,976	15,736
			601,791
Materials (7.0%)
	United States Steel Corp.	2,418,600	113,723
	Dow Inc.	1,324,763	71,007
	Olin Corp.	1,346,024	70,087
*	Axalta Coating Systems Ltd.	1,603,806	51,995
*	Eldorado Gold Corp.	3,884,064	47,424
*	IAMGOLD Corp.	13,779,630	32,795
	Kinross Gold Corp.	5,825,229	32,097
	Centerra Gold Inc.	5,037,976	26,500
	Mosaic Co.	426,370	13,094
*	Equinox Gold Corp.	2,671,383	11,803
*	Equinox Gold Corp. (XTSE)	204,000	898
			471,423
Real Estate (3.7%)
*	CBRE Group Inc. Class A	791,864	68,346
	DiamondRock Hospitality Co.	5,985,182	54,705
*	Howard Hughes Holdings Inc.	594,941	47,643
	Park Hotels & Resorts Inc.	2,867,715	43,245
	Crown Castle Inc.	343,700	37,205
			251,144
Utilities (1.9%)
	Edison International	943,328	63,656
	Atmos Energy Corp.	452,443	51,551
	Entergy Corp.	110,564	11,030
			126,237
Total Common Stocks (Cost $5,188,889)			6,320,685

		Shares	Market Value ($000)
Temporary Cash Investments (6.7%)
Money Market Fund (6.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.410% (Cost $451,393)	4,514,936	451,448
Total Investments (100.2%) (Cost $5,640,282)			6,772,133
Other Assets and Liabilities—Net (-0.2%)			(15,865)
Net Assets (100%)			6,756,268
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,038,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,076,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	739	179,965	4,970
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.